Reinsurance - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Claims up through year eight | Limited Benefit Plans
Effects of Reinsurance [Line Items]
Retention Percentage	90.00%
Claims up through year eight | Claims
Effects of Reinsurance [Line Items]
Retention Percentage	90.00%
Years nine and beyond | Limited Benefit Plans
Effects of Reinsurance [Line Items]
Retention Percentage	20.00%
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 50	$ 50
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 1,500	$ 1,500